High Yield Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
1 / June 2023
Issues
Maturity
Date
Principal
Amount Value
BONDS – 92.31%
BANK LOANS — 9.01%*
Communications — 0.65%
Cyxtera DC Holdings, Inc.,
Term Loan, 1st Lien
(SOFR plus 3.00%)
5.07% 05/01/24
1
$ 1,000,000 $ 508,830
NEP/NCP Holdco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.36%)
8.49% 10/17/25
1
997,389 901,455
Term Loan, 2nd Lien
(SOFR plus 7.11%)
12.22% 10/19/26
1
875,000 641,305
Zayo Group Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
8.19% 03/09/27
1
1,800,000 1,419,300
3,470,890
Consumer Discretionary — 1.38%
ADMI Corp.,
Term Loan B2, 1st Lien
(SOFR plus 3.49%)
8.56% 12/23/27
1
1,881,688 1,775,843
City Brewing Co. LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
8.32% 04/05/28
1
2,054,254 1,355,807
Hanesbrands, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.55% 03/08/30
1
798,000 801,990
Naked Juice, LLC,
Term Loan, 2nd Lien
(SOFR plus 6.10%)
11.00% 01/24/30
1
2,891,000 2,322,196
New Trojan Parent, Inc.,
Term Loan, 1st Lien
(SOFR plus 3.36%)
8.46% - 8.47% 01/06/28
1
1,951,403 1,101,938
7,357,774
Entertainment — 1.15%
Crown Finance U.S., Inc.,
Delayed-Draw Term Loan, 1st Lien (Luxembourg)
(SOFR plus 10.10%)
15.19% - 15.24% 09/07/23
1,2
2,705,553 2,738,249
Elanco Animal Health, Inc.,
Term Loan B, 1st Lien
(SOFR plus 1.85%)
7.01% 08/01/27
1
3,480,236 3,421,507
6,159,756
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Finance — 0.19%
Auris Lux III SA,
Term Loan B2, 1st Lien (Luxembourg)
(LIBOR plus 3.75%)
9.09% - 9.12% 02/27/26
1,2
$ 1,060,225 $ 1,006,419
Food — 0.36%
8th Avenue Food & Provisions, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.86%)
9.99% 10/01/25
1
748,096 698,849
B&G Foods, Inc.,
Term Loan B4, 1st Lien
(LIBOR plus 2.50%)
7.81% 10/10/26
1
775,000 761,197
H-Food Holdings LLC,
Term Loan, 1st Lien
(LIBOR plus 3.69%)
9.27% 05/23/25
1
498,688 440,404
1,900,450
Health Care — 0.34%
eResearchTechnology, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.61%)
9.72% 02/04/27
1
848,141 817,820
Grifols Worldwide Operations USA, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.15%)
7.41% 11/15/27
1
1,000,000 985,625
1,803,445
Health Care REITs — 0.22%
Aveanna Healthcare LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
9.23% 07/17/28
1
1,343,728 1,153,368
Industrials — 2.26%
Clydesdale Acquisition Holdings, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.28%)
9.40% 04/13/29
1
2,178,000 2,147,410
DIRECTV Financing LLC,
Term Loan, 1st Lien
(SOFR plus 5.00%)
10.18% 08/02/27
1
623,450 610,894
Patriot Container Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.85%)
9.05% 03/20/25
1
736,115 682,486
Plaze, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.64%)
8.88% 08/03/26
1
2,272,274 2,134,051

High Yield Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 2
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Industrials (continued)
Proampac PG Borrower LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.93% - 9.14% 11/03/25
1
$ 2,561,279 $ 2,538,881
SPX flow, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.60%)
9.58% 04/05/29
1
429,171 424,701
Titan Acquisition, Ltd.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
8.73% 03/28/25
1
901,692 882,342
Transcendia Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
9.23% 05/30/24
1
1,589,884 1,195,720
Zep, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
9.24% 08/12/24
1
1,720,347 1,477,778
12,094,263
Information Technology — 1.38%
CT Technologies Intermediate Holdings, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.25%)
9.44% 12/16/25
1
1,026,375 960,379
Magnite, Inc.,
Term Loan, 1st Lien
(LIBOR plus 5.00%)
10.15% - 10.48% 04/28/28
1
503,715 502,833
MH Sub I LLC,
Term Loan, 1st Lien
(SOFR plus 4.25%)
9.35% 04/25/28
1
748,358 718,985
Open Text Corp.,
Term Loan, 1st Lien (Canada)
(SOFR plus 3.60%)
8.74% 01/31/30
1,2
1,831,795 1,842,099
Spin Holdco, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
9.23% 03/03/28
1
2,688,125 2,320,430
SS&C Technologies Holdings, Inc.,
Term Loan B5, 1st Lien
(SOFR plus 1.75%)
6.97% 04/16/25
1
99,727 99,743
TierPoint LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
9.23% 05/05/26
1
931,539 928,045
7,372,514
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Insurance — 0.17%
HUB International Ltd.,
Term Loan, 1st Lien
(SOFR plus 4.25%)
9.45% 06/08/30
1
$ 902,771 $ 905,845
Materials — 0.29%
Iris Holding, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.75%)
9.90% 06/28/28
1
908,138 773,334
Polar U.S. Borrower LLC,
Term Loan, 1st Lien
(SOFR plus 4.75%)
9.72% - 9.73% 10/15/25
1
1,000,000 793,330
1,566,664
Retail — 0.30%
American Airlines, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.75%)
10.00% 04/20/28
1
430,000 439,753
Tacala Investment Corp.,
Term Loan B, 2nd Lien
(LIBOR plus 7.50%)
12.69% 02/04/28
1
1,249,500 1,183,901
1,623,654
Services — 0.32%
Hornblower Sub LLC (American Queen Sub LLC),
Term Loan, 1st Lien
(LIBOR plus 8.13%)
13.45% 11/10/25
1
554,681 552,948
Neptune Bidco U.S., Inc.,
Term Loan B, 1st Lien
(SOFR plus 5.10%)
10.00% 04/11/29
1
1,335,000 1,179,806
1,732,754
Total Bank Loans
(Cost $50,067,715) 48,147,796
CORPORATES — 83.30%*
Automobile Components — 3.12%
Allison Transmission, Inc.
3.75% 01/30/31
3
1,000,000 845,000
Ford Motor Credit Co. LLC
2.90% 02/16/28 300,000 257,668
3.37% 11/17/23 15,749,000 15,591,510
16,694,178
Banking — 2.48%
Bank of America Corp.,
Series RR
4.38%
4,5
2,040,000 1,766,182
Bank of New York Mellon Corp. (The),
Series I
3.75%
4,5
2,515,000 2,064,187

High Yield Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
3 / June 2023
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
U.S. Bancorp
3.70%
4,5
$ 3,515,000 $ 2,595,988
UBS Group AG
(Switzerland)
6.37% 07/15/26
2,3,5
710,000 705,946
6.54% 08/12/33
2,3,5
3,520,000 3,618,243
9.02% 11/15/33
2,3,5
2,070,000 2,495,239
13,245,785
Communications — 16.13%
Altice France SA
(France)
5.13% 01/15/29
2,3
1,628,000 1,155,880
5.50% 10/15/29
2,3
4,679,000 3,370,028
8.13% 02/01/27
2,3
2,414,000 2,115,147
Cable One, Inc.
4.00% 11/15/30
3
6,030,000 4,733,550
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50% 08/15/30
3
850,000 708,811
4.75% 03/01/30
3
1,050,000 898,783
5.50% 05/01/26
3
12,369,000 12,121,620
CCO Holdings, LLC/CCO Holdings Capital Corp.
4.50% 05/01/32 1,341,000 1,069,447
4.50% 06/01/33
3
2,000,000 1,575,000
Cogent Communications Group, Inc.
7.00% 06/15/27
3
1,000,000 968,618
CommScope, Inc.
4.75% 09/01/29
3
3,336,000 2,635,440
Consolidated Communications, Inc.
6.50% 10/01/28
3
1,765,000 1,394,350
CSC Holdings LLC
4.63% 12/01/30
3
900,000 405,000
5.75% 01/15/30
3
611,000 289,360
6.50% 02/01/29
3
7,235,000 5,855,906
7.50% 04/01/28
3
4,075,000 2,328,913
Diamond Sports Group, LLC/Diamond Sports Finance Co.
5.38% 08/15/26
3,6,7
3,620,000 124,437
DISH DBS Corp.
5.25% 12/01/26
3
3,105,000 2,496,568
7.38% 07/01/28 2,552,000 1,377,246
DISH Network Corp.
11.75% 11/15/27
3
1,100,000 1,077,407
Frontier Communications Holdings LLC
5.00% 05/01/28
3
1,763,000 1,522,267
6.75% 05/01/29
3
1,794,000 1,393,625
8.63% 03/15/31
3
1,852,000 1,793,454
Global Switch Finance BV
(EMTN)
(Netherlands)
1.38% 10/07/30
2
975,000 885,384
Gray Escrow II, Inc.
5.38% 11/15/31
3
3,710,000 2,477,089
Intelsat Jackson Holdings SA
(Luxembourg)
6.50% 03/15/30
2,3
3,664,000 3,332,353
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
Intelsat Jackson Holdings SA,
Class B
(Luxembourg)
5.50% 08/01/23
†,2,6,7,8,9
$ 6,350,000 $ —
8.50% 10/15/24
†,2,3,6,7,8,9
2,853,000 —
9.75% 07/15/25
†,2,3,6,7,8,9
4,051,000 —
Level 3 Financing, Inc.
4.25% 07/01/28
3
1,375,000 889,025
10.50% 05/15/30
3
3,190,000 3,245,825
Netflix, Inc.
4.63% 05/15/29 900,000 995,363
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
4.75% 04/30/27
3
1,787,000 1,581,495
Scripps Escrow II, Inc.
5.38% 01/15/31
3
1,758,000 1,242,027
Scripps Escrow, Inc.
5.88% 07/15/27
3
650,000 529,750
SES GLOBAL Americas Holdings, Inc.
5.30% 03/25/44
3
1,680,000 1,251,155
Sirius XM Radio, Inc.
3.88% 09/01/31
3
3,553,000 2,750,901
Sprint LLC
7.88% 09/15/23 7,000,000 7,023,205
Tele Columbus AG,
Series REGS
(Georgia)
3.88% 05/02/25
2
995,000 738,171
Vmed O2 UK Financing I PLC
(United Kingdom)
4.75% 07/15/31
2,3
2,307,000 1,909,043
VZ Secured Financing BV
(Netherlands)
5.00% 01/15/32
2,3
3,687,000 2,981,204
VZ Secured Financing BV,
Series REGS
(Netherlands)
3.50% 01/15/32
2
1,260,000 1,062,924
Zayo Group Holdings, Inc.
4.00% 03/01/27
3
2,683,000 1,897,912
86,203,683
Consumer Discretionary — 3.96%
BAT Capital Corp.
5.28% 04/02/50 1,763,000 1,462,360
Central Garden & Pet Co.
4.13% 04/30/31
3
1,030,000 850,622
Everi Holdings, Inc.
5.00% 07/15/29
3
1,723,000 1,516,240
Hilton Domestic Operating Co., Inc.
3.63% 02/15/32
3
2,917,000 2,434,795
Primo Water Holdings, Inc.
4.38% 04/30/29
3
3,066,000 2,630,429
Triton Water Holdings, Inc.
6.25% 04/01/29
3
5,022,000 4,320,427
WarnerMedia Holdings, Inc.
5.14% 03/15/52 5,935,000 4,843,152

High Yield Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 4
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Consumer Discretionary (continued)
Wyndham Hotels & Resorts, Inc.
4.38% 08/15/28
3
$ 3,399,000 $ 3,108,137
21,166,162
Consumer Products — 1.08%
Newell Brands, Inc.
4.88% 06/01/25 3,921,000 3,792,077
6.00% 04/01/46 1,779,000 1,409,686
Spectrum Brands, Inc.
5.00% 10/01/29
3
609,000 548,100
5,749,863
Diversified REITs — 2.57%
American Assets Trust LP
3.38% 02/01/31 3,431,000 2,694,214
GLP Capital LP/GLP Financing II, Inc.
5.75% 06/01/28 1,924,000 1,884,107
VICI Properties LP
4.95% 02/15/30 10,000 9,398
VICI Properties LP/VICI Note Co., Inc.
3.88% 02/15/29
3
285,000 250,362
4.63% 06/15/25
3
3,820,000 3,698,005
5.75% 02/01/27
3
5,307,000 5,213,680
13,749,766
Electric — 0.05%
Pike Corp.
5.50% 09/01/28
3
315,000 283,123
Energy — 6.21%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25% 04/01/28
3
645,000 607,300
Energy Transfer LP,
Series B
6.63%
4,5
6,154,000 4,731,313
Global Partners LP/GLP Finance Corp.
6.88% 01/15/29 3,971,000 3,691,858
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.50% 02/01/26
3
2,450,000 2,415,621
Petroleos Mexicanos
(Mexico)
5.95% 01/28/31
2
524,000 383,201
Rockies Express Pipeline LLC
4.80% 05/15/30
3
650,000 572,000
6.88% 04/15/40
3
2,984,000 2,685,600
SM Energy Co.
6.50% 07/15/28 2,020,000 1,945,883
TransMontaigne Partners LP/TLP Finance Corp.
6.13% 02/15/26 3,139,000 2,722,015
Transocean Titan Financing Ltd.
(Cayman Islands)
8.38% 02/01/28
2,3
2,975,000 3,038,219
USA Compression Partners LP/USA Compression Finance
Corp.
6.88% 09/01/27 1,170,000 1,118,391
Venture Global Calcasieu Pass LLC
3.88% 11/01/33
3
550,000 452,959
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
4.13% 08/15/31
3
$ 5,608,000 $ 4,841,271
6.25% 01/15/30
3
4,000,000 3,973,000
33,178,631
Entertainment — 0.85%
Banijay Entertainment SASU
(France)
5.38% 03/01/25
2,3
2,400,000 2,354,700
Cinemark USA, Inc.
5.25% 07/15/28
3
919,000 813,315
WMG Acquisition Corp.
3.75% 12/01/29
3
1,593,000 1,383,919
4,551,934
Finance — 3.08%
American Express Co.,
Series D
3.55%
4,5
2,150,000 1,799,454
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
2,3
2,083,000 1,758,430
Charles Schwab Corp. (The)
Series K
5.00%
4,5
2,430,000 2,042,342
Citigroup, Inc.
2.52% 11/03/32
5
120,000 96,594
2.56% 05/01/32
5
1,670,000 1,364,315
GGAM Finance Ltd.
(Cayman Islands)
8.00% 06/15/28
2,3
1,889,000 1,894,686
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38% 02/01/29 1,475,000 1,161,563
5.25% 05/15/27 781,000 675,073
6.25% 05/15/26 500,000 456,094
6.38% 12/15/25 459,000 427,658
Jane Street Group/JSG Finance, Inc.
4.50% 11/15/29
3
4,708,000 4,065,097
JPMorgan Chase & Co.,
Series KK
3.65%
4,5
805,000 710,533
16,451,839
Food — 6.20%
B&G Foods, Inc.
5.25% 04/01/25 1,206,000 1,157,169
Chobani LLC/Chobani Finance Corp, Inc.
4.63% 11/15/28
3
346,000 315,339
H-Food Holdings LLC/Hearthside Finance Co., Inc.
8.50% 06/01/26
3
1,387,000 549,772
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance,
Inc.
(Canada)
3.75% 12/01/31
2,3
1,789,000 1,479,673
5.75% 04/01/33
2,3
9,060,000 8,551,752
Nathan's Famous, Inc.
6.63% 11/01/25
3
372,000 371,535

High Yield Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
5 / June 2023
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Food (continued)
Pilgrim's Pride Corp.
3.50% 03/01/32 $ 13,071,000 $ 10,426,026
5.88% 09/30/27
3
1,896,000 1,873,620
6.25% 07/01/33 1,275,000 1,241,956
Post Holdings, Inc.
5.75% 03/01/27
3
3,054,000 2,985,285
Simmons Foods, Inc./Simmons Prepared Foods, Inc./
Simmons Pet Food, Inc./Simmons Feed
4.63% 03/01/29
3
5,171,000 4,190,908
33,143,035
Gaming — 1.18%
Caesars Resort Collection LLC/CRC Finco, Inc.
5.75% 07/01/25
3
4,375,000 4,430,467
CDI Escrow Issuer, Inc.
5.75% 04/01/30
3
1,132,000 1,057,495
Penn Entertainment, Inc.
4.13% 07/01/29
3
1,023,000 841,417
6,329,379
Health Care — 12.25%
1375209 BC Ltd.
(Canada)
9.00% 01/30/28
2,3
2,579,000 2,588,426
Amgen, Inc.
5.25% 03/02/33 1,300,000 1,301,935
Bausch Health Cos., Inc.
(Canada)
14.00% 10/15/30
2,3
342,000 205,200
Cano Health LLC
6.25% 10/01/28
3
4,067,000 2,549,297
Catalent Pharma Solutions, Inc.
3.50% 04/01/30
3
3,667,000 2,973,845
5.00% 07/15/27
3
2,882,000 2,647,861
Centene Corp.
2.45% 07/15/28 7,675,000 6,589,480
2.63% 08/01/31 2,500,000 1,998,450
3.00% 10/15/30 865,000 721,632
4.25% 12/15/27 8,170,000 7,646,385
Embecta Corp.
6.75% 02/15/30
3
3,526,000 3,208,803
Fortrea Holdings, Inc.
7.50% 07/01/30
3
428,000 438,456
Grifols Escrow Issuer SA
(Spain)
4.75% 10/15/28
2,3
1,814,000 1,575,702
Grifols Escrow Issuer SA,
Series REGS
(Spain)
3.88% 10/15/28
2
375,000 351,178
Heartland Dental LLC/Heartland Dental Finance Corp.
10.50% 04/30/28
3
791,000 786,925
Kevlar SpA
(Italy)
6.50% 09/01/29
2,3
2,163,000 1,854,772
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
ModivCare Escrow Issuer, Inc.
5.00% 10/01/29
3
$ 5,450,000 $ 4,040,191
ModivCare, Inc.
5.88% 11/15/25
3
250,000 231,821
Molina Healthcare, Inc.
3.88% 11/15/30
3
3,002,000 2,589,225
Option Care Health, Inc.
4.38% 10/31/29
3
2,223,000 1,964,381
Organon & Co./Organon Foreign Debt Co.-Issuer BV
5.13% 04/30/31
3
2,178,000 1,802,295
Prestige Brands, Inc.
3.75% 04/01/31
3
1,970,000 1,633,592
Prime Healthcare Services, Inc.
7.25% 11/01/25
3
3,675,000 3,500,474
Teleflex, Inc.
4.25% 06/01/28
3
2,667,000 2,439,583
Tenet Healthcare Corp.
4.88% 01/01/26 8,753,000 8,537,035
Teva Pharmaceutical Finance Netherlands III BV
(Netherlands)
8.13% 09/15/31
2
1,257,000 1,318,432
65,495,376
Industrials — 6.01%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
(Canada)
5.25% 08/15/27
2,3
3,147,000 2,666,384
Artera Services LLC
9.03% 12/04/25
3
2,214,000 1,940,501
Ball Corp.
3.13% 09/15/31 4,138,000 3,408,531
6.88% 03/15/28 1,250,000 1,274,350
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.48%)
5.80% 08/15/36
1
1,300,000 1,144,750
General Electric Co.,
Series D
8.88%
4,5
1,430,000 1,434,573
Graham Packaging Co., Inc.
7.13% 08/15/28
3
2,191,000 1,873,623
Graphic Packaging International LLC
4.13% 08/15/24 3,745,000 3,679,463
II-VI, Inc.
5.00% 12/15/29
3
622,000 562,398
OT Merger Corp.
7.88% 10/15/29
3
4,618,000 2,834,542
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group
Issuer, Inc.
4.38% 10/15/28
3
1,820,000 1,592,500
Rolls-Royce PLC
(EMTN)
(United Kingdom)
1.63% 05/09/28
2
400,000 370,239
TransDigm, Inc.
4.63% 01/15/29 1,150,000 1,024,336

High Yield Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 6
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Industrials (continued)
6.25% 03/15/26
3
$ 5,044,000 $ 5,044,000
6.75% 08/15/28
3
2,650,000 2,668,312
Trivium Packaging Finance BV
(Netherlands)
5.50% 08/15/26
2,3
612,000 588,410
32,106,912
Information Technology — 3.81%
Alteryx, Inc.
8.75% 03/15/28
3
1,355,000 1,334,404
Booz Allen Hamilton, Inc.
4.00% 07/01/29
3
2,816,000 2,527,402
Gen Digital, Inc.
6.75% 09/30/27
3
500,000 499,560
MSCI, Inc.
3.63% 09/01/30
3
2,270,000 1,959,665
3.63% 11/01/31
3
1,445,000 1,235,017
NCR Corp.
5.25% 10/01/30
3
4,541,000 3,954,569
Open Text Corp.
(Canada)
6.90% 12/01/27
2,3
1,352,000 1,375,660
Oracle Corp.
6.25% 11/09/32 1,300,000 1,381,609
Science Applications International Corp.
4.88% 04/01/28
3
2,023,000 1,899,470
Uber Technologies, Inc.
7.50% 05/15/25
3
4,145,000 4,199,547
20,366,903
Insurance — 0.76%
Acrisure LLC/Acrisure Finance, Inc.
6.00% 08/01/29
3
3,795,000 3,282,675
Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer
6.75% 10/15/27
3
828,000 782,460
4,065,135
Materials — 4.05%
ASP Unifrax Holdings, Inc.
5.25% 09/30/28
3
2,038,000 1,474,657
7.50% 09/30/29
3
2,579,000 1,619,051
ATI, Inc.
5.13% 10/01/31 914,000 815,745
Axalta Coating Systems, LLC
3.38% 02/15/29
3
3,762,000 3,208,512
Clearwater Paper Corp.
4.75% 08/15/28
3
2,731,000 2,439,838
Herens Holdco SARL
(Luxembourg)
4.75% 05/15/28
2,3
3,224,000 2,491,994
International Flavors & Fragrances, Inc.
2.30% 11/01/30
3
1,650,000 1,308,847
Olympus Water U.S. Holding Corp.
7.13% 10/01/27
3
910,000 829,670
SCIH Salt Holdings, Inc.
4.88% 05/01/28
3
272,000 240,720
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Materials (continued)
SCIL IV LLC/SCIL USA Holdings LLC
5.38% 11/01/26
3
$ 1,189,000 $ 1,084,536
SK Invictus Intermediate II SARL
(Luxembourg)
5.00% 10/30/29
2,3
4,120,000 3,277,584
Valvoline, Inc.
3.63% 06/15/31
3
2,299,000 1,871,202
WR Grace Holdings, LLC
5.63% 08/15/29
3
1,234,000 1,012,189
21,674,545
Office REITs — 0.23%
Hudson Pacific Properties LP
3.25% 01/15/30 1,188,000 754,621
4.65% 04/01/29 650,000 459,297
1,213,918
Retail — 4.07%
Bloomin' Brands, Inc./OSI Restaurant Partners LLC
5.13% 04/15/29
3
324,000 290,790
Fertitta Entertainment, LLC/Fertitta Entertainment Finance
Co., Inc.
6.75% 01/15/30
3
3,835,000 3,269,338
FirstCash, Inc.
5.63% 01/01/30
3
2,071,000 1,873,071
Michaels Cos., Inc. (The)
7.88% 05/01/29
3
3,428,000 2,313,900
Papa John's International, Inc.
3.88% 09/15/29
3
3,439,000 2,912,932
Yum! Brands, Inc.
3.88% 11/01/23 11,184,000 11,100,120
21,760,151
Services — 4.89%
Adtalem Global Education, Inc.
5.50% 03/01/28
3
2,038,000 1,853,029
Block, Inc.
3.50% 06/01/31 1,095,000 910,876
Carriage Services, Inc.
4.25% 05/15/29
3
2,361,000 2,036,748
HealthEquity, Inc.
4.50% 10/01/29
3
1,560,000 1,382,035
Hertz Corp. (The)
5.00% 12/01/29
3
4,643,000 3,807,260
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38% 08/31/27
3
300,000 265,096
5.25% 04/15/24
3
4,315,000 4,283,295
Upbound Group, Inc.
6.38% 02/15/29
3
3,521,000 3,133,690
WASH Multifamily Acquisition, Inc.
5.75% 04/15/26
3
2,682,000 2,518,645
Waste Pro USA, Inc.
5.50% 02/15/26
3
6,420,000 5,962,721
26,153,395

High Yield Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
7 / June 2023
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Specialized REITs — 0.10%
Blackstone Property Partners Europe Holdings SARL
(EMTN)
(Luxembourg)
1.75% 03/12/29
2
$ 635,000 $ 516,452
Transportation — 0.22%
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90% 10/01/24 1,175,865 1,164,106
Total Corporates
(Cost $475,194,922) 445,264,271
Total Bonds — 92.31%
(Cost $525,262,637)
493,412,067
Issues Shares Value
COMMON STOCK — 0.79%
Communications — 0.53%
Intelsat Emergence SA
2,8,9
(Luxembourg) 125,435 2,841,103
Electric — 0.00%
Homer City Holdings LLC
†,8,9,10
502,908 —
Transportation — 0.26%
Hertz Global Holdings, Inc.
6
75,000 1,379,250
Total Common Stock
(Cost $32,356,394) 4,220,353
RIGHTS — 0.00%
Communications — 0.00%
Intelsat Jackson Holdings SA, Series
A
†,2,6,8,9
(Luxembourg) 13,135 —
Intelsat Jackson Holdings SA, Series
B
†,2,6,8,9
(Luxembourg) 13,135 —
—
Total Rights
(Cost $–) —
WARRANT — 0.00%
Intelsat Jackson Holdings SA,
2,6,8,9
(Luxembourg) 16 20
Entertainment — 0.00%
Cineworld Group PLC
2,6
(United Kingdom) 288,340 10,081
Total Warrant
(Cost $60) 10,101
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 6.26%
Money Market Funds — 2.57%
Fidelity Investments Money Market Funds - Government
Portfolio
4.99%
11
283,858 $ 283,858
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
5.02%
11
13,441,000 13,441,000
13,724,858
U.S. Agency Discount Notes — 0.93%
Federal Home Loan Bank
4.93%
12
08/09/23 $ 5,000,000 4,974,637
U.S. Treasury Bills — 2.76%
U.S. Cash Management Bills
4.90%
12
10/19/23 15,000,000 14,766,233
Total Short-Term Investments
(Cost $33,484,333) 33,465,728
Total Investments - 99.36%
(Cost $591,103,424) 531,108,249
Cash and Other Assets, Less Liabilities - 0.64% 3,438,907
Net Assets - 100.00% $ 534,547,156
1
Floating rate security. The rate disclosed was in effect at June 30, 2023.
2
Foreign denominated security issued by foreign domiciled entity.
3
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
4
Perpetual security with no stated maturity date.
5
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
6
Non-income producing security.
7
Security is currently in default with regard to scheduled interest or principal payments.
8
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
9
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $2,841,123, which is 0.53% of total net assets.
10
Affiliated investment.
11
Represents the current yield as of June 30, 2023.
12
Represents annualized yield at date of purchase.
†
Fair valued security. The aggregate value of fair valued securities is $0, which is 0.00%
of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines approved by the Board of Trustees. See Notes to
Financial Statements.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.

High Yield Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 8
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(EMTN): Euro Medium-Term Note
(EUR): Euro
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(REIT): Real Estate Investment Trust
(SOFR): Secured Overnight Financing Rate
(USD): U.S. Dollar
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 5,054,847 EUR 4,601,000 Citibank N.A. 07/14/23 $ 31,494
NET UNREALIZED APPRECIATION $ 31,494
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five-Year Note 390 09/29/23 $ 41,766,563 $ (699,656) $ (699,656)
U.S. Treasury Two-Year Note 156 09/29/23 31,721,625 (365,138) (365,138)
73,488,188 (1,064,794) (1,064,794)
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten-Year Ultra Bond 94 09/20/23 (11,133,125) 117,374 117,374
Euro-Bobl Future 28 09/07/23 (3,534,709) 54,329 54,329
Euro-Bund Future 4 09/07/23 (583,641) 7,718 7,718
(15,251,475) 179,421 179,421
TOTAL FUTURES CONTRACTS $ 58,236,713 $ (885,373) $ (885,373)
Reference Obligation/Index
Financing
Rate Paid by
the Fund
Payment
Frequency
Implied
Credit Spread
at 06/30/23
1
Counterparty
Expiration
Date
Notional
Amount
(000's)
2
Value
3
Premiums
Paid
Unrealized
Appreciation
SWAPS: CREDIT DEFAULT (SALES) - SINGLE ISSUES
OTC
4
Berry Global, Inc., 5.63%, due
07/15/27 5.00% 3 Months 175
Credit Suisse
First Boston
International 12/20/23 $ 3,995 $ 68,008 $ 57,208 $ 10,800
1
An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swaps on corporate issues as of year-end serve as an indicator of the current status of the payment performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
2
The maximum potential amount for the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
3
The quoted market prices are resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of year-end. Increasing values
(buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
4
If the Fund is a seller of protection and credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection the amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

High Yield Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
9 / June 2023
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued for the period at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods used by the Adviser for the period included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods used by the Adviser, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine
NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

High Yield Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 10
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30,
2023 is as follows:
HIGH YIELD BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 13,724,858 $ — $ — $ 13,724,858
U.S. Agency Discount Notes — 4,974,637 — 4,974,637
U.S. Treasury Bills 14,766,233 — — 14,766,233
Long-Term Investments:
Bank Loans — 48,147,796 — 48,147,796
Common Stock 1,379,250 — 2,841,103 4,220,353
Corporates — 445,264,271 — 445,264,271
Rights — — — —
Warrant — 10,081 20 10,101
Other Financial Instruments
*
Assets:
Credit contracts — 68,008 — 68,008
Foreign currency exchange contracts — 31,494 — 31,494
Interest rate contracts 179,421 — — 179,421
Liabilities:
Interest rate contracts (1,064,794) — — (1,064,794)
Total $ 28,984,968 $ 498,496,287 $ 2,841,123 $ 530,322,378
*Other financial instruments include foreign currency exchange contracts, futures and swaps. Credit contracts include swaps. Interest rate contracts include futures.

High Yield Bond Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
11 / June 2023
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended June 30, 2023 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
HIGH YIELD
BOND FUND
COMMON
STOCK
CREDIT
DEFAULT
SWAPS WARRANT TOTAL
Balance as of
April 1, 2023 $ 3,261,310 $ 20,044 $ 23 $ 3,281,377
Accrued discounts/premiums — (14,328) — (14,328)
Realized gain (loss) — — — —
Change in unrealized (depreciation)* (420,207) (5,716) (3) (425,926)
Purchases — — — —
Sales — — — —
Transfers into Level 3** — — — —
Transfers out of Level 3** — — — —
Balance as of
June 30, 2023
$ 2,841,103 $ — $ 20 $ 2,841,123
*The change in unrealized appreciation (depreciation) on securities still held at June 30, 2023 was $(420,210) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended June 30, 2023.
Significant unobservable valuations inputs for Level 3 investments as of June 30, 2023, are as follows:
HIGH YIELD BOND FUND
FAIR VALUE AT
6/30/23
VALUATION
TECHNIQUE * UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Common Stock $— Broker Quote Offered Quote $— $— Increase
Common Stock $2,841,103 Third-Party Vendor Vendor Prices $22.65 $22.65 Increase
Corporate Securities $— Broker Quote Offered Quote $— $— Increase
Rights $— Broker Quote Offered Quote $— $— Increase
Warrant $20 Third-Party Vendor Vendor Prices $1.25 $1.25 Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.
Investment transactions in the shares of affiliated issuers for the period ended June 30, 2023 were as follows:
VALUE AT
BEGINNING
OF YEAR PURCHASES SALES
DIVIDEND/
INTEREST
VALUE AT
END
OF PERIOD
REALIZED GAIN
(LOSS)
CHANGE IN
UNREALIZED
APPRECIATION
(DEPRECIATION)
Homer City Holdings LLC $— $— $— $— $— $— $—